Operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of operating expenses by nature

	2023	2022	2021

Selling expenses	169,486	138,722	227,483
Advertising and publicity	169,486	138,722	227,483

Administrative expenses	5,461,147	5,641,233	4,692,698
Personnel expenses	3,728,123	3,943,284	3,427,220
Compensation	1,371,973	1,597,229	1,416,247
Employee profit-sharing and bonus	1,531,491	1,540,172	1,362,046
Executives profit-sharing	149,263	100,732	143,763
Benefits	223,694	195,763	130,187
Social charges	437,377	487,237	358,878
Other	14,325	22,151	16,099
Other taxes expenses	65,526	71,396	53,603
Depreciation of property and equipment and right-of-use assets	118,603	110,248	68,618
Amortization of intangible assets	133,810	95,629	163,112
Other administrative expenses	1,415,085	1,420,676	980,145
Data processing	739,804	685,946	450,796
Technical services	152,499	188,986	167,984
Third parties' services	307,952	397,585	249,514
Rent expenses	23,656	14,491	16,498
Communication	31,577	27,076	30,041
Travel	36,232	40,243	13,282
Legal and judicial	24,610	9,873	9,292
Other	98,755	56,476	42,738
Total	5,630,633	5,779,955	4,920,181